CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' CAPITAL EQUITY/DEFICIENCY (USD $)	Common Stock [Member]	Additional paid-in capital [Member]	Deficit accumulated during the development stage [Member]	Total
Beginning Balance at Jun. 05, 2008
Shares issued to founder on June 5, 2008 $0.000357 Per Share	$ 5,600	$ 14,400		$ 20,000
Shares issued to founder on June 5, 2008 $0.000357 Per Share (Shares)	56,000,000
Private Placement at 0.00143$ Per Share	2,450	32,550		35,000
Private Placement at 0.00143$ Per Share (Shares)	24,500,000
Net loss for the period- Comprehensive loss			(65,321)	(65,321)
Ending Balance at Nov. 30, 2010	8,050	46,950	(65,321)	(10,321)
Ending Balance (Shares) at Nov. 30, 2010	80,500,000
Stock-based compensation related to options granted to consultant				0
Net loss for the period- Comprehensive loss			(72,352)	(72,352)
Ending Balance at Nov. 30, 2011	8,050	46,950	(137,673)	(82,673)
Beginning Balance (Shares) at Nov. 30, 2011	80,500,000
Shares cancelled	(3,387)	3,387
Shares cancelled (Shares)	(33,873,049)
Warrants and shares issued for cash, net of issuance expenses	110	1,071,551		1,071,661
Warrants and shares issued for cash, net of issuance expenses (Shares)	1,100,000
Stock based compensation related to options granted to employees		2,976,922		2,976,922
Stock-based compensation related to options granted to consultant		242,055		242,055
Shares issued for services	139	509,483		509,622
Shares issued for services (Shares)	1,390,952
Net loss for the period- Comprehensive loss			(4,998,143)	(4,998,143)
Ending Balance at Nov. 30, 2012	4,912	4,850,348	(5,135,816)	(280,556)
Ending Balance (Shares) at Nov. 30, 2012	49,117,903
Shares issued for cash	202	666,988		667,190
Shares issued for cash (shares)	2,026,718
Stock based compensation related to options granted to employees		1,882,761		1,882,761
Stock-based compensation related to options granted to consultant		242,161		242,161
Receipts on account of Shares		6,144		6,144
Net loss for the period- Comprehensive loss			(3,823,883)	(3,823,883)
Ending Balance at Aug. 31, 2013	$ 5,114	$ 7,648,402	$ (8,959,699)	$ (1,306,183)
Ending Balance (Shares) at Aug. 31, 2013	51,144,621